Acquisitions, Goodwill and Other Intangible Assets (Other Intangible Assets, Net) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Acquisitions, Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets subject to amortization	$ 16,634	$ 13,052
Indefinite-lived intangible assets	109	130
Total	$ 16,744	$ 13,182